SIGNIFICANT ACCOUNTING POLICIES - Schedule of components of operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 29.1	$ (5.3)	$ (18.6)
Cost of Sales [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Costs and Expenses	Costs and Expenses	Costs and Expenses
Derivative, Gain (Loss) on Derivative, Net	$ 1.6	$ (0.3)	$ (1.2)
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Costs and Expenses	Costs and Expenses	Costs and Expenses
Derivative, Gain (Loss) on Derivative, Net	$ 15.8	$ (2.9)	$ (13.9)
Selling and Marketing Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense	Selling and Marketing Expense	Selling and Marketing Expense
Derivative, Gain (Loss) on Derivative, Net	$ 7.9	$ (1.4)	$ (0.5)
General and Administrative Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Derivative, Gain (Loss) on Derivative, Net	$ 3.8	$ (0.7)	$ (3.0)